SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Research Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 3,840	$ 3,171	$ 2,610
Subcontractors	8,780	8,517	4,464
Depreciation and amortization	42	28	5
Cost of materials	223	351	81
Allotment of manufacturing costs	1,598	2,577	760
Other research and development expenses	142	135	219
Research and development, gross	14,625	14,779	8,139
Participations:
BARDA funds	(8,565)	(5,566)	(800)
Revaluation of liabilities in respect of IIA grants	(598)	(2,145)	(1,318)
Research and development, net of participations	$ 5,462	$ 7,068	$ 6,021